UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

May 31, 2009

	Principal
	Amount	Value
Municipal Bonds – 98.43%
Corporate-Backed Revenue Bonds – 2.97%
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,165,333
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	1,750,000	1,531,705
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	1,750,000	1,332,188
		4,029,226
Education Revenue Bonds – 8.86%
Baytown Township Lease Revenue (St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	415,555
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	641,333
Series 6-J1 5.00% 5/1/36	1,000,000	838,100
(Bethel University) Refunding Series 6-R 5.50% 5/1/37	1,500,000	1,259,910
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	904,870
(St. John's University) Series 6-U 4.75% 10/1/33	825,000	744,521
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	851,730
5.00% 10/1/22	1,000,000	1,036,150
(University St. Thomas) Series 6-I 5.00% 4/1/23	1,500,000	1,544,805
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,041,110
University of Minnesota Special Purpose Revenue (Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,747,168
		12,025,252
Electric Revenue Bonds – 6.33%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,023,180
Minnesota Municipal Power Agency Electric Revenue Series A 5.00% 10/1/34	2,750,000	2,749,808
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/16 (ASSURED GTY)	1,200,000	1,309,488
Series A 5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,083,390
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,105,870
Western Minnesota Municipal Power Agency Supply Revenue Series A 5.00% 1/1/30 (NATL-RE)	1,335,000	1,323,078
		8,594,814
Health Care Revenue Bonds – 26.17%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.50% 2/1/24	700,000	567,245
Apple Valley Economic Development Authority Health Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	740,650
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services)
5.00% 9/1/31 (RADIAN)	2,500,000	2,161,849
Refunding 5.00% 9/1/20	1,150,000	1,140,156
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,000,000	2,003,380
Detroit Lakes Housing & Health Facilities Revenue Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	397,365
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,009,063
5.00% 4/1/31	1,965,000	1,530,165
Mahtomedi Senior Housing Revenue Refunding (St. Andrews Village Project) 5.75% 12/1/40	1,000,000	723,680
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/35	1,880,000	1,628,400
Maple Grove Health Care System Revenue (Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,026,420
5.25% 5/1/37	1,000,000	867,460
Minneapolis Health Care System Revenue (Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,025,666
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	272,868
Series D 5.00% 11/15/34 (AMBAC)	1,000,000	869,130
Minneapolis-St. Paul Housing & Redevelopment Authority (Health Partners Obligation Group Project)
6.00% 12/1/17	1,125,000	1,144,035
Minnesota Agricultural & Economic Development Board Revenue (Benedictine Health Systems) 5.75% 2/1/29	1,000,000	755,850
Moorhead Economic Development Authority Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	385,743
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	846,280

Owatonna Senior Housing Revenue (Senior Living Project) Series A
5.80% 10/1/29	400,000	306,520
6.00% 4/1/41	1,250,000	890,188
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	856,810
St. Louis Park Health Care Facilities Revenue Refunding (Park Nicollet Health Services)
Series C 5.50% 7/1/23	1,000,000	1,027,290
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	1,000,000	816,970
St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	1,963,498
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Health East Project)
6.00% 11/15/25	1,000,000	862,440
6.00% 11/15/30	1,000,000	802,010
Series A 5.70% 11/1/15	705,000	661,135
Series B 5.85% 11/1/17	250,000	229,165
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	632,920
Stillwater Health Care Revenue (Health System Obligation Group)
5.00% 6/1/25	2,000,000	1,878,260
5.00% 6/1/35	1,000,000	856,310
@Twin Valley Congregate Housing Revenue (Living Options Project) 5.95% 11/1/28	1,825,000	1,394,099
Winona Health Care Facilities Revenue Refunding (Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,250,400
		35,523,420
Housing Revenue Bonds – 13.19%
Chanhassen Multifamily Housing Revenue Refunding (Heritage Park Apartments Project)
6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	300,000	300,138
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	687,040
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project) 5.75% 11/1/28 (HUD Section 8)	1,655,000	1,216,392
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	2,085,000	1,890,053
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,345,000	1,346,211
(Trinity Apartments) Refunding Series A 6.75% 5/1/21 (HUD Section 8)	605,000	555,777
Minneapolis-St. Paul Housing Finance Board Single Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	931,914	894,283
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	567,567
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,056,257
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	915,510
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,014,287
Series L 5.10% 7/1/38 (AMT)	1,500,000	1,388,805
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,228,649
(Single Family Mortgage)
Series E 6.25% 1/1/23 (AMT)	5,000	5,005
Series J 5.90% 7/1/28 (AMT)	490,000	491,235
Series M 5.875% 1/1/17	10,000	10,017
@St. Cloud Housing & Redevelopment Authority Multifamily Housing Revenue
(Sterling Heights Apartments Project) 7.55% 4/1/39 (AMT)	530,000	433,206
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	754,785
Stillwater Multifamily Housing Revenue (Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	491,963
@Washington County Housing & Redevelopment Authority Revenue Refunding (Briar Pond Project)
Series B 7.125% 8/20/34	815,000	658,724
		17,905,904
Lease Revenue Bonds – 1.06%
Hibbing Economic Development Authority Revenue (Public Project - Hibbing Lease Obligation) 6.40% 2/1/12	410,000	408,811
St. Paul Port Authority Lease Revenue (Robert Street Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,025,920
		1,434,731
Local General Obligation Bonds – 12.07%
Chaska Independent School District #112 Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,005,100
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)	1,000,000	1,045,600
Foley Independent School District #51 (School Building) Refunding Series A 5.00% 2/1/21	1,105,000	1,212,119
Hopkins Independent School District #270 Facilities 5.00% 2/1/26 (NATL-RE)	1,055,000	1,097,147
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)	1,000,000	1,038,310
Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	546,525
Series C 5.00% 3/1/28	1,000,000	1,054,990

Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,523,549
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	757,103
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,497,240
South Washington County Independent School District #833 Series A 4.75% 2/1/27	1,500,000	1,556,055
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	631,673
5.125% 12/1/24	205,000	209,781
5.25% 12/1/26	1,540,000	1,576,159
White Bear Lake Independent School District #624 (Formerly Joint Independent Consolidated Ramsey
County School District #39 & Washington & Anoka Counties School District #103) Series B 4.75% 2/1/22	1,500,000	1,625,730
		16,377,081
§Pre-Refunded Bonds – 11.29%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,113,190
Duluth Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/28-14	1,000,000	1,151,860
5.25% 2/15/33-14	2,250,000	2,591,685
Minneapolis Community Development Agency Supported Development Revenue
(Limited Tax Common Bond Fund) Series G-3 5.45% 12/1/31-11	1,000,000	1,108,210
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	2,000,000	2,281,260
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,254,380
Minnesota Higher Education Facilities Authority Revenue (College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	527,510
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series D 5.25% 7/1/38-12	1,500,000	1,656,930
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/34-14	315,000	363,223
Puerto Rico Electric Power Authority Revenue Series II 5.25% 7/1/31-12	1,000,000	1,128,970
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,143,730
		15,320,948
Special Tax Revenue Bonds – 7.23%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,090,720
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,674,764
5.00% 12/15/24	1,000,000	1,080,850
Minneapolis Supported Development Revenue (Limited Tax-Common Bond Fund) Series 2A
5.00% 6/1/28 (AMT)	1,170,000	985,667
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	506,223
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	328,300
Minnesota 911 Revenue (Public Safety Radio Commission System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,072,030
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	648,528
St. Paul Port Authority (Brownsfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,500,000	1,508,505
Virgin Islands Public Finance Authority Revenue (Senior-Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	918,810
		9,814,397
State General Obligation Bonds – 3.38%
Minnesota State
5.00% 6/1/14	1,000,000	1,143,760
5.00% 8/1/21 (FSA)	1,250,000	1,355,988
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/22	1,000,000	943,420
Un-Refunded Balance 5.00% 7/1/34	185,000	155,071
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	990,200
		4,588,439
Transportation Revenue Bond – 1.48%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	2,000,000	2,003,160
		2,003,160
Water & Sewer Revenue Bonds – 4.40%
Minnesota Public Facilities Authority Clean Water Revenue Series B 5.00% 3/1/18	2,000,000	2,329,520
Minnesota Public Facilities Authority Water Pollution Control Revenue Refunding
Series C 5.00% 3/1/18	1,000,000	1,115,700
Series D 5.00% 3/1/14	1,000,000	1,135,900
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,397,620
		5,978,740
Total Municipal Bonds (cost $140,512,909)		133,596,112

	Number of
	Shares
Short-Term Investment – 0.11%
Money Market Instrument – 0.11%
Federated Minnesota Municipal Cash Trust	146,467	146,467
Total Short-Term Investment (cost $146,467)		146,467

Total Value of Securities – 98.54%
(cost $140,659,376)		133,742,579
Receivables and Other Assets Net of Liabilities (See Notes) – 1.46%		1,985,348
Net Assets Applicable to 13,959,505 Shares Outstanding – 100.00%		$135,727,927

§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $4,208,644, which represented 3.10% of the Fund's net assets. See Note 3 in "Notes."

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FHA – Insured by the Federal Housing Administration
FNMA – Federal National Mortgage Association Collateral
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund).

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$140,659,376
Aggregate unrealized appreciation	3,579,977
Aggregate unrealized depreciation	(10,496,774)
Net unrealized depreciation	$(6,916,797)

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $2,547,560 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,267,552 expires in 2009, $57,521 expires in 2010, $243,334 expires in 2011, $684,248 expires in 2012, $96,079 expires in 2015 and $198,826 expires in 2016.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$146,467
Level 2	133,596,112
Level 3	-
Total	$133,742,579

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2009, 14% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware National High-Yield Municipal Bond Fund

May 31, 2009

	Principal
	Amount	Value
Municipal Bonds – 99.18%
Corporate Revenue Bonds – 17.08%
•Beaver County, Pennsylvania Industrial Development Authority Pollution Control Revenue
(Firstenergy General Corp. Project) Series C 7.125% 6/1/28 (AMT)	$1,000,000	$1,025,810
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue (Dow
Chemical Co. Project) 5.90% 5/1/38 (AMT)	190,000	159,938
•Brazos, Texas River Authority Pollution Control Revenue (TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	1,000,000	482,760
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2 6.50% 6/1/47	1,000,000	719,250
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	750,000	514,118
De Soto Parish, Louisiana Environmental Improvement Revenue (International Paper Co.
Project) Series A 6.35% 2/1/25 (AMT)	1,650,000	1,405,981
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	915,240
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	385,864
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	900,000	837,234
Nassau County, New York Tobacco Settlement Asset-Backed Series A-3 5.125% 6/1/46	1,000,000	676,390
New Jersey Economic Development Authority Special Facilities Revenue (Continental
Airlines Inc. Project) 6.40% 9/15/23 (AMT)	1,000,000	833,370
New York City, New York Industrial Development Agency Special Facilities Revenue (JetBlue
Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	625,870
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)	1,000,000	854,160
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	393,450
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project) Series A 5.65% 6/1/37 (AMT)	500,000	327,365
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	806,280
Tobacco Settlement Financing Corporation, Virginia Senior Series B-1 5.00% 6/1/47	1,000,000	592,810
Toledo, Lucas County, Ohio Port Authority Development Revenue (Toledo Express Airport
Project) Series C 6.375% 11/15/32 (AMT)	1,000,000	761,720
		12,317,610
Education Revenue Bonds – 19.78%
California Statewide Communities Development Authority Revenue (California Baptist
University Project) Series A 5.50% 11/1/38	1,000,000	631,430
California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	825,000
Chattanooga, Tennessee Health Educational & Housing Facilities Broad Revenue (CDFI
Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,000,000	727,630
Idaho Housing & Financing Association Nonprofit Facilities Revenue (North Star Charter
School Project) Series A 9.50% 7/1/39	1,000,000	1,033,550
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	1,000,000	857,410
Maryland State Economic Development Corporation Student Housing Revenue (University of
Maryland College Park Projects) 5.75% 6/1/33	930,000	839,548
@Maryland State Health & Higher Educational Facilities Authority Revenue (Washington
Christian Academy Project) Series A 5.50% 7/1/38	1,170,000	608,236
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols College
Project) Series C 6.125% 10/1/29	1,000,000	812,600
Minnesota State Higher Education Facilities Authority Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	839,940
New Jersey State Educational Facilities Authority Revenue
(Fairleigh Dickinson Project) Series C 5.50% 7/1/23	750,000	698,768
(University of Medical & Dentistry) Series B 7.50% 12/1/32	1,000,000	1,044,310
New Mexico Educational Assistance Foundation Student Loan Revenue 1st Subordinate
Series A-2 6.65% 11/1/25 (AMT)	985,000	985,512
Ohio State Higher Educational Facilities Revenue (Otterbein College Project) Series A 5.50% 12/1/28	950,000	975,460
Oregon State Facilities Authority Revenue (College Housing Northwest Project) Series A 5.45% 10/1/32	1,000,000	726,040
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation Student Housing) 6.00% 7/1/42	1,000,000	875,750
(Widener University) 5.375% 7/15/29	650,000	567,177
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (First Philadelphia
Charter Project) Series A 5.75% 8/15/32	745,000	549,162
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,000,000	664,770
		14,262,293

Health Care Revenue Bonds – 25.25%
Apple Valley, Minnesota Economic Development Authority Health Care Revenue (Augustana
Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	718,550
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	900,000	940,401
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A 6.125% 1/1/24	750,000	667,628
@Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence -
Geac) Series A 6.25% 5/1/38	1,000,000	595,050
Colorado Health Facilities Authority Revenue (Christian Living Community Project) Series A 5.75% 1/1/37	500,000	348,730
East Rochester, New York Housing Authority Revenue Refunding (Senior Living - Woodland
Village Project) 5.50% 8/1/33	500,000	332,740
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,003,730
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44	1,795,000	1,744,542
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	881,780
(Midwest Physician Group Limited Project) 5.50% 11/15/19	35,000	33,851
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series A 6.375% 7/1/30	725,000	633,346
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant View
Retirement) Series A 5.30% 12/15/26	1,000,000	724,770
Maryland State Health & Higher Educational Facilities Authority Revenue (Washington County
Hospital Project) 5.75% 1/1/38	1,000,000	863,870
New Jersey Health Care Facilities Financing Authority Revenue (St. Josephs Healthcare System) 6.625% 7/1/38	1,000,000	853,970
New York State Dormitory Authority Revenue (Non State Supported Debt - Orange Regional
Medical Center) 6.25% 12/1/37	1,000,000	746,940
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage -
Presbyterian Homes) 5.60% 10/1/36	1,000,000	752,200
Orange County, Florida Health Facilities Authority Revenue (Orlando Regional Healthcare) Series C 5.25% 10/1/35	1,000,000	847,700
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project) Series B 6.375% 11/15/30	500,000	502,825
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezevant Manor Project) Series A 5.75% 9/1/37	390,000	259,533
St. Joseph County, Indiana Industrial Economic Development Revenue (Madison Center Project) 5.50% 2/15/21	1,150,000	1,123,722
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Healtheast Project) 6.00% 11/15/30	1,000,000	802,010
Washington State Health Care Facilities Authority Revenue (Multicare Health System) Series B
6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,278,012
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue
(Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	714,620
Yavapai County, Arizona Industrial Development Authority Hospital Revenue (Yavapai Medical
Center Project) Series A 6.00% 8/1/33	1,000,000	843,350
		18,213,870
Housing Revenue Bonds – 1.39%
North Carolina Housing Finance Agency Homeownership Revenue Series 27-A 5.55% 7/1/38 (AMT)	1,000,000	1,004,190
		1,004,190
Lease Revenue Bonds – 2.24%
Dauphin County, Pennsylvania General Authority Revenue (Riverfront Office & Parking Project) 5.75% 1/1/10	970,000	951,405
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
Landing Project) Series A 5.50% 12/1/24	720,000	666,871
		1,618,276
Local General Obligation Bonds – 1.36%
Los Angeles, California Unified School District Election 2002 Series D 5.00% 1/1/34	1,000,000	976,440
		976,440
§Pre-Refunded Bonds – 16.77%
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement
Residence Project) 6.30% 7/1/32-12	1,000,000	1,142,590
Illinois Educational Facilities Authority Student Housing Revenue (Educational Advancement
Fund - University Center Project) 6.25% 5/1/30-12	1,000,000	1,147,200
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B 5.50% 5/15/32-26	1,000,000	1,159,880
Maine Finance Authority Education Revenue (Waynflete School Issue) 6.40% 8/1/19-09	1,000,000	1,020,160
Massachusetts State Development Finance Agency Revenue (Massachusetts College of
Pharmacy Project) Series C 5.75% 7/1/33-13	1,000,000	1,176,680
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College &
State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,214,340
Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design
Project) Series 5-D 6.75% 5/1/26-10	500,000	527,510
Mississippi Development Bank Special Obligation (Madison County Hospital Project) 6.40% 7/1/29-09	1,585,000	1,625,069
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
(Foulkeways at Gwynedd Project) 6.75% 11/15/30-09	1,000,000	1,038,270
Rochester, Minnesota Multifamily Housing Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36-09	985,000	1,005,045
Savannah, Georgia Economic Development Authority Revenue (College of Art & Design Project) 6.50% 10/1/13-09	1,000,000	1,040,050
		12,096,794

Special Tax Bonds – 10.45%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	633,550
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Redevelopment Project) 5.95% 12/15/12	750,000	736,748
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	591,790
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	665,000	239,546
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A	500,000	255,765
5.00% 1/1/32
5.125% 1/1/37	870,000	435,948
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34	965,000	769,945
New York State Dormitory Authority State Personal Income Tax Revenue Series B 5.25% 3/15/38	500,000	512,275
Prescott Valley, Arizona Improvement District Special Assessment (Sewer Collection System
Roadway Repair Project) 7.90% 1/1/12	168,000	172,202
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	920,652
Southwestern Illinois Development Authority Revenue (Local Government Program -
Collinsville Limited Project) 5.35% 3/1/31	500,000	341,045
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project)
Series A
5.375% 11/1/24	1,000,000	770,040
5.50% 11/1/27	500,000	376,060
Winter Garden Village at Fowler Groves Community Development District, Florida Special
Assessment Revenue 5.65% 5/1/37	975,000	780,926
		7,536,492
State General Obligation Bonds – 1.63%
Virginia State Series B 5.00% 6/1/18	1,000,000	1,177,010
		1,177,010
Transportation Revenue Bonds – 3.23%
Branson, Missouri Regional Airport Transportation Development District (Airport Project) Series A 6.00% 7/1/37	500,000	341,470
New York City, New York Industrial Development Agency Special Airport Facilities (Airis JFK I
LLC Project) Series A 5.50% 7/1/28 (AMT)	905,000	623,527
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated (Air Cargo Obligated
Group Project) 6.75% 1/1/23 (AMT)	1,160,000	952,047
Onondaga County, New York Industrial Development Authority Revenue Subordinated (Air
Cargo Project) 7.25% 1/1/32 (AMT)	500,000	412,115
		2,329,159
Total Municipal Bonds (cost $81,074,949)		71,532,134

Short-Term Investment – 0.55%
•Variable Rate Demand Note – 0.55%
University of Minnesota Series C 0.15% 12/1/36	400,000	400,000
Total Short-Term Investment (cost $400,000)		400,000

Total Value of Securities – 99.73%
(cost $81,474,949)		71,932,134
Receivables and Other Assets Net of Liabilities (See Notes) – 0.27%		192,243
Net Assets Applicable to 8,482,699 Shares Outstanding – 100.00%		$72,124,377

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of May 31, 2009.
@Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $1,203,286, which represented 1.67% of the Fund's net assets. See Note 3 in "Notes."

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds – Delaware National High-Yield Municipal Bond Fund (Fund).

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$81,514,849
Aggregate unrealized appreciation	1,909,842
Aggregate unrealized depreciation	(11,492,557)
Net unrealized depreciation	$(9,582,715)

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $5,430,551 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,025,716 expires in 2009, $70,671 expires in 2010, $997,721 expires in 2011, $980,742 expires in 2012, and $355,701 expires in 2015.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$-
Level 2	71,932,134
Level 3	-
Total	$71,932,134

There were no Level 1 and Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2009, 2.92% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a Series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free California Fund

May 31, 2009

	Principal
	Amount	Value
Municipal Bonds – 98.35%
Corporate-Backed Revenue Bonds – 3.10%
Golden State Tobacco Securitization Settlement Revenue (Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	$3,075,000	$1,839,465
5.75% 6/1/47	1,000,000	666,540
		2,506,005
Education Revenue Bonds – 13.79%
California Educational Facilities Authority Revenue
(Claremont McKenna College) 5.00% 1/1/39	1,000,000	983,260
(University of Southern California) Series A 5.00% 10/1/39	1,000,000	1,016,350
(University of the Pacific)
5.50% 11/1/39	1,000,000	993,080
Un-Refunded Balance 5.75% 11/1/30 (NATL-RE)	310,000	310,694
(Woodbury University) 5.00% 1/1/36	1,000,000	678,400
California Municipal Finance Authority Educational Revenue
(American Heritage Foundation Project) Series A 5.25% 6/1/36	1,000,000	735,180
California Statewide Communities Development Authority Revenue
(California Baptist University Project) Series A 5.50% 11/1/38	1,000,000	631,430
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	795,620
(Windrush School Project) 5.50% 7/1/37	1,000,000	676,000
California Statewide Communities Development Authority Student Housing Revenue
(East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	825,000
San Diego County Certificates of Participation (University of San Diego) 5.375% 10/1/41	1,000,000	953,150
University of California Revenue (Multiple Purpose Projects)
Series L 5.00% 5/15/16	225,000	254,255
Series L 5.00% 5/15/19	850,000	930,028
Series Q 5.00% 9/1/20 (FSA)	1,290,000	1,351,880
		11,134,327
Electric Revenue Bonds – 5.66%
California Department of Water Resources Power Supply Revenue Series H 5.00% 5/1/17	1,000,000	1,107,130
Chino Basin Regional Financing Authority Revenue Series A 5.00% 11/1/24 (AMBAC)	845,000	872,522
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	210,000	182,406
Series WW 5.50% 7/1/38	400,000	374,176
Southern California Public Power Authority Revenue (Transmission Project)
Series A 5.00% 7/1/22	1,000,000	1,049,480
Vernon Electric System Revenue Series A 5.125% 8/1/21	1,000,000	983,320
		4,569,034
Health Care Revenue Bonds – 11.21%
Association Bay Area Governments Finance Authority for California Nonprofit Corporations
(San Diego Hospital Association) Series A 6.125% 8/15/20	1,250,000	1,254,650
California Health Facilities Financing Authority Revenue
(Adventist Health System West) Series A 5.75% 9/1/39	1,000,000	1,006,060
(Catholic Health Care West)
Series A 6.00% 7/1/39	1,000,000	1,016,580
Series G 5.25% 7/1/23	1,000,000	994,050
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	914,940
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31	1,000,000	987,360
California Statewide Communities Development Authority Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	1,500,000	1,543,365
(Presbyterian Homes Senior Living) Series A 4.875% 11/15/36	1,000,000	690,230
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	644,740
		9,051,975

Housing Revenue Bonds – 9.24%
California Housing Finance Agency Revenue (Home Mortgage)
Series K 5.30% 8/1/23 (AMT)	1,000,000	920,270
Series M 5.95% 8/1/25 (AMT)	1,000,000	956,910
California Statewide Communities Development Multifamily Housing Authority Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,800,000	1,720,854
(Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,034,930
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	827,470
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,000,560
Ventura County Area Multifamily Housing Authority Revenue (Glen Oaks Apartments)
Series A 6.35% 7/20/34 (GNMA)	963,000	1,002,637
		7,463,631
Lease Revenue Bonds – 8.93%
California State Public Works Board Lease Revenue
(Department of Corrections) Series A 5.00% 3/1/27 (AMBAC)	1,000,000	919,240
(General Services) Series A 6.25% 4/1/34	1,000,000	1,020,290
Elsinore Valley Municipal Water District Certificates of Participation
Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,077,120
Franklin-McKinley School District Certificates of Participation (Financing Project)
Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,033,892
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series M-2 5.50% 7/1/35 (AMBAC)	700,000	699,510
San Diego County Certificates of Participation 5.75% 7/1/31 (NATL-RE)	1,000,000	1,008,080
San Diego County Regional Building Authority Lease Revenue
(County Operations & Annexation Center) Series A 5.375% 2/1/36	1,000,000	1,005,540
^San Mateo Unified High School District Certificates of Participation Capital Appreciation
(Partnership Phase I Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	448,100
		7,211,772
Local General Obligation Bonds – 13.90%
^Anaheim School District Election 2002 4.58% 8/1/25 (NATL-RE)	1,250,000	485,663
Central Unified School District Election 2008 Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,032,370
Fairfield-Suisun Unified School District Election 2002 5.50% 8/1/28 (NATL-RE)	500,000	515,040
Grossmont Union High School District Election 2004 5.00% 8/1/23 (NATL-RE)	1,000,000	1,042,660
Lawndale Elementary School District Series B 5.00% 8/1/32 (FSA)	1,000,000	995,850
Los Angeles Community College District Election 2001 Series E-1 5.00% 8/1/33	750,000	742,680
Los Angeles Unified School District Series B 4.75% 7/1/19 (FSA)	1,000,000	1,061,710
Monterey Peninsula Community College District Election 2002 Series C 4.50% 8/1/19 (FSA)	1,000,000	1,062,040
San Diego Unified School District Series E 5.00% 7/1/28 (FSA)	2,000,000	2,201,339
Santa Barbara Community College District Election 2008 Series A 5.25% 8/1/33	1,000,000	1,010,080
Sierra Joint Community College Improvement District #2 (Western Nevada)
Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,069,150
		11,218,582
§Pre-Refunded Bonds – 2.88%
California Department of Water Resources (Central Valley Project)
Series X 5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,624
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	68,258
Golden State Tobacco Securitization Settlement Revenue (Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,123,900
5.625% 6/1/33-13	1,000,000	1,128,660
		2,326,442
Special Tax Revenue Bonds – 10.01%
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects)
Un-Refunded Balance Series A 5.00% 8/1/28 (RADIAN)	940,000	808,748
Fremont Community Facilities District #1 (Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	715,940
Lake Elsinore Public Financing Authority Tax Allocation Series A 5.50% 9/1/30	1,000,000	883,450
Lammersville School District Community Facilities District #2002 (Mountain House)
5.125% 9/1/35	500,000	331,860
Modesto Special Tax Community Facilities District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	655,950

@Palm Drive Health Care District Parcel Tax Revenue 5.25% 4/1/30	2,000,000	1,309,020
Poway Redevelopment Agency Tax Allocation Revenue 5.75% 6/15/33 (NATL-RE)	270,000	248,597
Poway Unified School District Community Facilities District #1 Special Tax Refunding
5.00% 10/1/17 (FSA)	1,000,000	1,121,070
Roseville Westpark Special Tax Public Community Facilities District #1 5.25% 9/1/37	500,000	299,360
San Bernardino County Special Tax Community Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,706,600
		8,080,595
State General Obligation Bonds – 8.23%
California State
5.00% 6/1/32	2,000,000	1,850,720
6.00% 4/1/38	515,000	530,373
California State Various Purpose 5.50% 11/1/33	1,000,000	982,810
Puerto Rico Commonwealth Government Development Bank Senior Notes Series B
5.00% 12/1/15	1,000,000	983,510
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	540,000	552,263
5.25% 7/1/15	1,750,000	1,748,565
		6,648,241
Transportation Revenue Bonds – 3.52%
Bay Area Toll Bridge Authority Revenue Series F 5.00% 4/1/22	1,000,000	1,063,760
Port of Oakland Revenue Series L 5.375% 11/1/27 (NATL-RE) (FGIC) (AMT)	1,000,000	901,970
San Diego Redevelopment Agency (Centre City Redevelopment Project)
Series A 6.40% 9/1/25	1,000,000	873,350
		2,839,080
Water & Sewer Revenue Bonds – 7.88%
California Department of Water Resources Systems Revenue (Central Valley Project)
Series A 5.00% 12/1/22	1,000,000	1,097,590
Series A 5.00% 12/1/24	1,000,000	1,079,860
Un-Refunded Balance Series X 5.00% 12/1/29 (NATL-RE) (FGIC)	995,000	1,014,522
Glendale Water Revenue 4.00% 2/1/18 (FSA)	1,120,000	1,180,480
Los Angeles Department of Water & Power Systems Revenue Series A 5.00% 7/1/39	1,000,000	981,640
Metropolitan Water District Southern California Waterworks Authority Revenue
Series B-1 5.00% 10/1/36 (NATL-RE) (FGIC)	1,000,000	1,004,190
		6,358,282
Total Municipal Bonds (cost $84,213,781)		79,407,966
	Number of
	Shares
Short-Term Investment – 2.16%
Money Market Instrument – 2.16%
Federated California Municipal Cash Trust	1,741,123	1,741,123
Total Short-Term Investment (cost $1,741,123)		1,741,123

Total Value of Securities – 100.51%
(cost $85,954,904)		81,149,089
Liabilities Net of Receivables and Other Assets (See Notes) – (0.51%)		(409,826)
Net Assets Applicable to 7,772,100 Shares Outstanding – 100.00%		$80,739,263

^Zero coupon security. The rate shown is the yield at the time of purchase.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $1,309,020, which represented 1.62% of the Fund’s net assets. See Note 3 in “Notes.”

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
BHAC – Insured by the Berkshire Hathaway Assurance Company
FGIC – Insured by the Financial Guaranty Insurance Company
FNMA – Federal National Mortgage Association Collateral
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association Collateral
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (Fund).

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$85,954,904
Aggregate unrealized appreciation	1,240,159
Aggregate unrealized depreciation	(6,045,974)
Net unrealized deprecation	$(4,805,815)

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $889,935 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $662,241 expires in 2009, $6,039 expires in 2011 and $221,655 expires in 2016.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$1,741,123
Level 2	79,407,966
Level 3	-
Total	$81,149,089

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in California. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2009, 34.37% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Idaho Fund

May 31, 2009

	Principal
	Amount	Value
Municipal Bonds – 96.21%
Corporate Revenue Bonds – 5.46%
Meridian Economic Industrial Development Revenue
(Hi-Micro Project) 5.85% 8/15/11	$965,000	$967,162
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	2,535,000	1,976,185
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,394,042
		5,337,389
Education Revenue Bonds – 11.54%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	532,340
5.375% 4/1/22 (FGIC)	15,000	15,617
Series A 4.25% 4/1/32 (NATL-RE)	1,500,000	1,341,735
Series A 5.00% 4/1/18 (NATL-RE) (FGIC)	1,500,000	1,582,200
Series A 5.00% 4/1/39	1,000,000	1,013,750
Idaho Housing & Finance Association Nonprofit Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,033,550
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (FSA)	1,130,000	1,183,178
5.00% 4/1/23 (FSA)	2,115,000	2,180,565
University of Idaho (General Refunding)
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,196,414
Series B 4.50% 4/1/41 (FSA)	1,000,000	1,005,380
University of Puerto Rico Revenue Series Q 5.00% 6/1/36	250,000	201,485
		11,286,214
Electric Revenue Bonds – 1.63%
Boise-Kuna Idaho Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,038,240
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	210,000	182,406
Series WW 5.50% 7/1/38	400,000	374,176
		1,594,822
Escrowed to Maturity Bonds – 1.88%
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series A 5.375% 10/1/24	1,750,000	1,835,557
		1,835,557
Health Care Revenue Bonds – 4.73%
Idaho Health Facilities Authority Hospital Revenue
(Idaho Elks Rehabilitation Hospital Project)
5.30% 7/15/18	625,000	616,963
5.45% 7/15/23	2,000,000	1,881,520
Idaho Health Facilities Authority Revenue
(St. Luke’s Medical Center Project) 6.75% 11/1/37	1,000,000	1,057,010
(Trinity Health Credit Group) Series B 6.125% 12/1/28	1,000,000	1,072,560
		4,628,053
Housing Revenue Bonds – 6.53%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	25,000	25,037
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	30,000	30,042
Series A-1 6.85% 7/1/12 (AMT)	5,000	5,015
Series B 6.45% 7/1/15 (AMT)	15,000	15,020
Series C-2 6.35% 7/1/15 (AMT)	15,000	15,019
Series E 6.35% 7/1/15 (FHA) (AMT)	25,000	25,032
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	115,000	115,138
Idaho Housing & Finance Association
Single Family Mortgage Revenue
Series B Class I 5.00% 7/1/37 (AMT)	840,000	789,356
Series C Class III 5.35% 1/1/25 (AMT)	270,000	270,545
Series D Class III 5.45% 7/1/23 (AMT)	900,000	913,770
Series E Class III 4.875% 1/1/26 (AMT)	1,345,000	1,272,425
Series E Class III 5.00% 1/1/28 (AMT)	925,000	880,424
Series I Class I 5.45% 1/1/39 (AMT)	1,000,000	1,001,590
Puerto Rico Housing Finance Authority Subordinate-Capital Foundation Modernization 5.125% 12/1/27	1,000,000	1,025,340
		6,383,753
Lease Revenue Bonds – 5.20%
Blaine School District #61 Certificate of Participation 5.00% 7/30/10 (AMBAC)	750,000	776,025
Boise City Certificate of Participation 5.375% 9/1/20 (NATL-RE) (FGIC) (AMT)	2,100,000	2,069,865
Boise City Revenue Series A 5.375% 12/1/31 (NATL-RE)	500,000	501,915
Idaho State Building Authority Revenue
Series A 5.00% 9/1/43 (XLCA)	1,000,000	966,840
Series B 5.00% 9/1/21 (NATL-RE)	750,000	770,513
		5,085,158

Local General Obligation Bonds – 26.51%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
4.75% 2/15/20	1,000,000	1,079,730
5.00% 7/30/20	600,000	636,372
5.125% 7/30/19	1,005,000	1,069,692
5.50% 7/30/16	1,305,000	1,547,195
Bannock County School District #025
(Pocatello Idaho School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,180,400
5.00% 8/15/16	1,100,000	1,237,148
Boise City Independent School District 5.00% 8/1/24 (FSA)	1,500,000	1,629,525
Canyon County School District #132 (Caldwell)
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,204,600
Class A 5.00% 9/15/22 (FSA)	1,725,000	1,920,425
Class A 5.00% 9/15/23 (FSA)	1,810,000	1,999,326
Idaho Bond Bank Authority Revenue Series A
5.00% 9/15/28	1,000,000	1,040,800
5.25% 9/15/26	2,000,000	2,157,080
Lemhi County 5.20% 8/1/27 (FSA)	2,145,000	2,182,087
Nampa Idaho 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,575,806
Power & Cassia Counties Joint School District #381 American Falls 5.00% 8/1/17	1,155,000	1,234,591
Twin Falls County Idaho School District #413 (Filer) 5.25% 9/15/25	2,000,000	2,235,640
		25,930,417
§Pre-Refunded Bonds – 14.62%
Ada & Canyon Counties Joint School District #2 Meridan (School Board Guaranteed Program)
5.00% 7/30/20-12	1,555,000	1,728,694
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,104,630
5.375% 4/1/22-12 (FGIC)	985,000	1,094,896
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,104,620
Series G 5.00% 7/1/33-13	1,310,000	1,490,335
Series Y 5.00% 7/1/36-16	1,250,000	1,463,788
Puerto Rico Commonwealth Public Improvement Revenue Series A 5.125% 7/1/31-11	1,010,000	1,096,890
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	1,000,000	1,128,970
Series NN 5.125% 7/1/29-13	500,000	571,161
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I
5.50% 7/1/23-14	1,000,000	1,147,910
University of Idaho Revenue (Student Fee Housing Improvements Project) 5.25% 4/1/31-11 (FGIC)	2,195,000	2,362,631
		14,294,525
Special Tax Revenue Bonds – 7.84%
Boise Urban Renewal Agency Parking Revenue (Tax Increment)
Series A 6.125% 9/1/15	1,315,000	1,316,433
Series B 6.125% 9/1/15	1,075,000	1,076,172
Bonner County Local Improvement District #93-1 6.50% 4/30/10	60,000	60,325
Coeur D'Alene Local Improvement District #6
Series 1995 6.00% 7/1/09	85,000	85,233
Series 1996 6.05% 7/1/10	90,000	90,249
Series 1997 6.10% 7/1/12	40,000	40,085
Series 1998 6.10% 7/1/14	45,000	45,077
Idaho Board Bank Authority Revenue Series B
4.125% 9/15/36 (NATL-RE)	755,000	626,673
5.00% 9/15/30 (NATL-RE)	725,000	739,594
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series K 5.00% 7/1/30	890,000	762,419
Series W 5.50% 7/1/15	175,000	177,109
Puerto Rico Sales Tax Financing Revenue Series A 5.25% 8/1/57	1,000,000	948,130
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.25% 10/1/20	500,000	487,380
5.25% 10/1/21	500,000	479,575
5.25% 10/1/24	800,000	735,048
		7,669,502
State General Obligation Bonds – 2.57%
Puerto Rico Commonwealth Public Improvement Series A
5.125% 7/1/31	1,815,000	1,574,041
5.25% 7/1/22	1,000,000	943,420
		2,517,461
Transportation Revenue Bonds – 4.38%
Idaho Housing & Finance Association Grant Revenue (Anticipated Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,084,940
5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,616,550
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G 5.00% 7/1/33	690,000	581,787
		4,283,277
Water & Sewer Revenue Bonds – 3.32%
Idaho Bond Bank Authority Revenue Series C 5.375% 9/15/38	1,000,000	1,032,030
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)	2,175,000	2,216,651
		3,248,681
Total Municipal Bonds (cost $92,610,064)		94,094,809

	Number
	of Shares
Short-Term Investment – 1.99%
Money Market Instrument – 1.99%
Dreyfus Cash Management Fund	1,947,296	1,947,296
Total Short-Term Investment (cost $1,947,296)		1,947,296

Total Value of Securities – 98.20%
(cost $94,557,360)		96,042,105
Receivables and Other Assets Net of Liabilities (See Notes) – 1.80%		1,759,549
Net Assets Applicable to 8,659,570 Shares Outstanding – 100.00%		$97,801,654

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FSA – Insured by Financial Security Assurance
NATL-RE – Insured by the National Public Finance Guarantee Corporation
VA – Insured by the Veterans Administration
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Idaho Fund (Fund).

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$94,557,360
Aggregate unrealized appreciation	3,459,683
Aggregate unrealized depreciation	(1,974,938)
Net unrealized appreciation	$1,484,745

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $325,098 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $77,838 expires in 2009, $166,949 expires in 2010, $23,435 expires in 2014 and $56,876 expires in 2015.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$1,947,296
Level 2	94,094,809
Level 3	-
Total	$96,042,105

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Idaho. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2009, 39.55% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free New York Fund

May 31, 2009

	Principal
	Amount	Value
Municipal Bonds – 99.60%
Corporate Revenue Bonds – 6.78%
Liberty Development Corp. Revenue (Goldman Sachs Headquarters) 5.25% 10/1/35	$400,000	$374,800
Nassau County Tobacco Settlement Refunding (Asset-Backed) Series A-3 5.125% 6/1/46	500,000	338,195
New York City Industrial Development Agency Revenue (Brooklyn Navy Yard Cogen Partners)
5.75% 10/1/36 (AMT)	450,000	311,706
New York Energy Research & Development Authority Pollution Control Revenue (Central Hudson Gas)
Series A 5.45% 8/1/27 (AMBAC)	500,000	505,810
Suffolk County Industrial Development Agency Revenue (Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	220,743
		1,751,254
Education Revenue Bonds – 20.16%
Albany Industrial Development Agency Civic Facilities Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	161,575
Amherst Industrial Development Agency Civic Facilities Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	200,000	202,812
Dutchess County Industrial Development Agency (Marist College) 5.00% 7/1/20	500,000	508,475
Madison County Industrial Development Agency Civic Facility Revenue
(Colgate University Project) Series A 5.00% 7/1/39 (NATL-RE)	400,000	399,980
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	527,060
(Pratt Institute) 6.00% 7/1/20 (RADIAN)	500,000	512,410
Un-Refunded Series B 7.50% 5/15/11	125,000	138,353
•Series B 5.25% 11/15/23	250,000	265,370
New York State Dormitory Authority Revenue Non-State Supported Debt
(Cornell University)
Series A 4.75% 7/1/29	100,000	102,495
Series A 5.00% 7/1/34	170,000	175,710
Series A 5.00% 7/1/39	500,000	513,540
(New York University) Series A 5.25% 7/1/48	400,000	401,960
(Rockefeller University) Series A 5.00% 7/1/27	250,000	271,878
(Teachers College) 5.50% 3/1/39	250,000	255,430
Δ(University of Rochester) Series A-2 4.375% 7/1/20	250,000	235,650
St. Lawrence County Industrial Development Agency Civic Faculty Revenue
(St. Lawrence University) Series A 5.00% 10/1/16	500,000	536,599
		5,209,297
Electric Revenue Bonds – 4.20%
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39	350,000	370,121
Series B 5.75% 4/1/33	250,000	265,610
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	175,678
Series WW 5.50% 7/1/38	200,000	187,088
Series TT 5.00% 7/1/37	100,000	86,860
		1,085,357
Health Care Revenue Bonds – 6.32%
East Rochester Housing Authority Revenue Refunding (Senior Living-Woodland Village Project)
5.50% 8/1/33	200,000	133,096
New York Dormitory Authority Revenue
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	450,000	452,997
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	225,000	225,115
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	462,535
New York Dormitory Authority Revenue Non-State Supported Debt
(Orange Regional Medical Center) 6.125% 12/1/29	175,000	139,165
(Memorial Sloan-Kettering) Series 1 5.00% 7/1/35	225,000	221,126
		1,634,034
Housing Revenue Bonds – 2.79%
New York City Multifamily Housing Development Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	226,350
New York State Housing Finance Agency Revenue (Affordable Housing) Series A 5.25% 11/1/41	500,000	494,600
		720,950

Lease Revenue Bonds – 3.79%
Battery Park City Authority Revenue Series A 5.00% 11/1/26	250,000	258,905
Tobacco Settlement Financing Authority Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	206,686
5.50% 6/1/21	500,000	514,505
		980,096
Local General Obligation Bonds – 4.54%
New York City
Series D 5.00% 11/1/34	125,000	124,319
Subordinated Series C-1 5.00% 10/1/19	500,000	533,120
Subordinated Series I-1 5.375% 4/1/36	500,000	515,965
		1,173,404
§Pre-Refunded Bonds – 12.87%
Albany Parking Authority Revenue Series A 5.625% 7/15/25-11	280,000	310,187
New York City Series J 5.25% 6/1/28-13	310,000	355,003
New York Dormitory Authority Revenue
(North Shore Long Island Jewish Group Project) 5.50% 5/1/33-13	500,000	575,525
Pre-Refunding Series B 7.50% 5/15/11-10	75,000	79,481
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series Y 5.50% 7/1/36-16	475,000	571,653
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	184,693
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	500,000	564,485
Series NN 5.125% 7/1/29-13	600,000	685,394
		3,326,421
Special Tax Revenue Bonds – 21.10%
Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	500,795
New York City Transitional Finance Authority Revenue (Subordinated Future Tax Secured)
Series B 5.00% 11/1/18	500,000	559,929
New York Dormitory Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/38	500,000	502,655
Series C 5.00% 3/15/15	250,000	283,020
New York Dormitory Authority Supported Debt Revenue (Consolidated Services Contract)
5.00% 7/1/17 (FSA)	500,000	559,145
New York City Trust for Cultural Resources Revenue Refunding
(American Museum of National History) Series A 5.00% 7/1/44 (NATL-RE)	250,000	241,960
(Juilliard School) Series A 5.00% 1/1/39	475,000	482,211
(Museum of Modern Art) Series 1A 5.00% 4/1/31	250,000	256,170
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	500,000	525,260
New York State Urban Development Revenue Personal Income Tax Series A-1 5.00% 12/15/22	250,000	271,748
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/30	235,000	201,313
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00% 7/1/15	250,000	246,575
Puerto Rico Sales Tax Financing Revenue Series A 5.25% 8/1/57	325,000	308,142
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21	500,000	515,230
		5,454,153
State General Obligation Bonds – 3.26%
New York State Series A
5.00% 3/1/38	500,000	506,330
5.00% 2/15/39	250,000	253,440
Puerto Rico Commonwealth Series B 5.25% 7/1/32	95,000	83,412
		843,182
Transportation Revenue Bonds – 11.94%
Albany Parking Authority Revenue Series A 5.625% 7/15/25	220,000	222,400
Metropolitan Transportation Authority Revenue
•Series A 5.00% 11/15/27	200,000	210,430
Series C 6.50% 11/15/28	200,000	222,072
Series F 5.00% 11/15/15	150,000	163,253
New York City Industrial Development Agency Special Airport Facilities
(JFK Airs Project) Series A 5.50% 7/1/28 (AMT)	500,000	344,490
New York State Thruway Authority General Revenue Series H
5.00% 1/1/14 (NATL-RE)	500,000	552,264
5.00% 1/1/15 (NATL-RE)	250,000	277,993
Onondaga County Industrial Development Authority Revenue
(Subordinated Air Cargo Project) 7.25% 1/1/32 (AMT)	500,000	412,115
Port Authority New York & New Jersey (Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	254,200
Triborough Bridge & Tunnel Authority Revenue
Series C 5.00% 11/15/24	200,000	213,882
•Subordinated Series B-1 5.00% 11/15/25	200,000	213,122
		3,086,221

Water & Sewer Revenue Bonds – 1.85%
New York City Municipal Finance Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	200,000	214,942
(Second General Resolution) Series FF-2 5.50% 6/15/40	250,000	263,505
		478,447
Total Municipal Bonds (cost $25,338,001)		25,742,816
Short-Term Investment – 0.38%
•Variable Rate Demand Note – 0.38%
New York City Industrial Development Agency Civic Facility Revenue
(New York Law School Project) Series B-2 3.00% 7/1/36	100,000	100,000
Total Short-Term Investment (cost $100,000)		100,000

Total Value of Securities – 99.98%
(cost $25,438,001)		25,842,816
Receivables and Other Assets Net of Liabilities (See Notes) – 0.02%		4,010
Net Assets Applicable to 2,530,212 Shares Outstanding – 100.00%		$25,846,826

ΔStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2009.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Insured by the Federal Housing Administration
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund).

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$25,438,001
Aggregate unrealized appreciation	1,131,058
Aggregate unrealized depreciation	(726,243)
Net unrealized appreciation	$404,815

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $180,357 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $165,428 expires in 2009 and $14,929 expires in 2016.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$-
Level 2	25,842,816
Level 3	-
Total	$25,842,816

There were no Level 1 and Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in New York. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2009, 15.49% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: